Quarterly Holdings Report
for

Fidelity® Equity-Income K6 Fund

April 30, 2020

EQU-K6-QTLY-0620
1.9893874.100

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	34,456	$1,049,874
Verizon Communications, Inc.	21,122	1,213,459
		2,263,333
Entertainment - 1.9%
The Walt Disney Co.	9,331	1,009,148
Media - 1.1%
Comcast Corp. Class A	13,438	505,672
Interpublic Group of Companies, Inc.	4,746	80,587
		586,259
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. (a)	6,357	558,145

TOTAL COMMUNICATION SERVICES		4,416,885

CONSUMER DISCRETIONARY - 8.3%
Hotels, Restaurants & Leisure - 2.5%
McDonald's Corp.	5,676	1,064,591
Restaurant Brands International, Inc.	2,100	102,439
Starbucks Corp.	1,300	99,749
		1,266,779
Household Durables - 0.3%
Lennar Corp. Class A	3,000	150,210
Multiline Retail - 1.5%
Dollar General Corp.	2,740	480,322
Dollar Tree, Inc. (a)	3,901	310,793
		791,115
Specialty Retail - 4.0%
Burlington Stores, Inc. (a)	1,059	193,469
Lowe's Companies, Inc.	6,189	648,298
The Home Depot, Inc.	2,378	522,756
Tiffany & Co., Inc.	2,300	290,950
TJX Companies, Inc.	8,951	439,047
		2,094,520
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp.	100	4,923

TOTAL CONSUMER DISCRETIONARY		4,307,547

CONSUMER STAPLES - 12.5%
Beverages - 1.3%
Diageo PLC	3,888	133,863
Keurig Dr. Pepper, Inc.	3,000	79,380
Monster Beverage Corp. (a)	1,300	80,353
PepsiCo, Inc.	2,889	382,186
		675,782
Food & Staples Retailing - 4.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,084	141,860
BJ's Wholesale Club Holdings, Inc. (a)	17,975	472,922
Kroger Co.	12,522	395,820
Walmart, Inc.	11,137	1,353,702
		2,364,304
Food Products - 3.3%
Conagra Brands, Inc.	6,098	203,917
Hilton Food Group PLC	12,500	176,330
McCormick & Co., Inc. (non-vtg.)	705	110,572
Mondelez International, Inc.	11,010	566,354
Nestle SA (Reg. S)	2,531	268,058
The Hershey Co.	824	109,122
The J.M. Smucker Co.	2,531	290,837
		1,725,190
Household Products - 0.5%
Kimberly-Clark Corp.	2,045	283,192
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	700	123,480
Unilever NV	5,413	269,564
		393,044
Tobacco - 2.1%
Altria Group, Inc.	8,828	346,499
Philip Morris International, Inc.	9,710	724,366
		1,070,865

TOTAL CONSUMER STAPLES		6,512,377

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
BP PLC	47,411	186,819
Chevron Corp.	11,248	1,034,816
ConocoPhillips Co.	11,400	479,940
Enterprise Products Partners LP	11,893	208,841
Exxon Mobil Corp.	9,269	430,730
Imperial Oil Ltd.	8,666	140,018
Phillips 66 Co.	2,991	218,851
Suncor Energy, Inc.	9,929	177,045
Valero Energy Corp.	2,988	189,290
		3,066,350
FINANCIALS - 18.0%
Banks - 9.1%
Bank of America Corp.	47,294	1,137,421
Citigroup, Inc.	16,536	802,988
JPMorgan Chase & Co.	16,240	1,555,142
M&T Bank Corp.	3,030	339,602
Wells Fargo & Co.	31,184	905,895
		4,741,048
Capital Markets - 1.3%
KKR & Co. LP	10,684	269,344
Raymond James Financial, Inc.	1,927	127,028
The Blackstone Group LP	5,279	275,775
		672,147
Consumer Finance - 0.9%
Capital One Financial Corp.	7,408	479,742
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class B (a)	9,568	1,792,660
Insurance - 3.3%
Chubb Ltd.	6,319	682,515
Marsh & McLennan Companies, Inc.	4,495	437,498
The Travelers Companies, Inc.	5,635	570,318
		1,690,331

TOTAL FINANCIALS		9,375,928

HEALTH CARE - 16.9%
Biotechnology - 2.0%
AbbVie, Inc.	1,624	133,493
Amgen, Inc.	3,783	904,969
		1,038,462
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	1,835	463,393
Danaher Corp.	4,394	718,243
		1,181,636
Health Care Providers & Services - 1.6%
Cigna Corp.	2,078	406,831
UnitedHealth Group, Inc.	1,464	428,176
		835,007
Pharmaceuticals - 11.0%
AstraZeneca PLC (United Kingdom)	8,426	881,293
Bristol-Myers Squibb Co.	13,623	828,415
Eli Lilly & Co.	2,784	430,518
Johnson & Johnson	13,843	2,077,007
Roche Holding AG (participation certificate)	2,705	936,734
Sanofi SA	5,703	557,405
		5,711,372

TOTAL HEALTH CARE		8,766,477

INDUSTRIALS - 6.1%
Aerospace & Defense - 2.3%
General Dynamics Corp.	3,213	419,682
Northrop Grumman Corp.	1,310	433,178
Raytheon Technologies Corp.	5,696	369,158
		1,222,018
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	1,830	157,449
Electrical Equipment - 0.6%
AMETEK, Inc.	3,443	288,764
Industrial Conglomerates - 1.9%
General Electric Co.	84,675	575,790
Roper Technologies, Inc.	1,212	413,328
		989,118
Machinery - 0.5%
Fortive Corp.	3,950	252,800
Professional Services - 0.5%
Clarivate Analytics PLC (a)	3,042	69,905
Equifax, Inc.	1,220	169,458
		239,363

TOTAL INDUSTRIALS		3,149,512

INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	14,217	602,516
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	1,728	126,939
IT Services - 3.1%
Amdocs Ltd.	4,844	312,147
Black Knight, Inc. (a)	1,100	77,627
Fidelity National Information Services, Inc.	3,950	520,966
Fiserv, Inc. (a)	1,771	182,519
Paychex, Inc.	3,981	272,778
Visa, Inc. Class A	1,496	267,365
		1,633,402
Semiconductors & Semiconductor Equipment - 2.5%
NXP Semiconductors NV	3,689	367,314
Qualcomm, Inc.	5,016	394,609
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,042	533,531
		1,295,454
Software - 2.1%
Microsoft Corp.	5,297	949,275
Open Text Corp.	4,401	166,308
		1,115,583
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	2,607	765,937

TOTAL INFORMATION TECHNOLOGY		5,539,831

MATERIALS - 0.5%
Chemicals - 0.2%
Linde PLC	700	128,793
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	2,400	154,584

TOTAL MATERIALS		283,377

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	2,589	616,182
Public Storage	1,453	269,459
		885,641
UTILITIES - 5.6%
Electric Utilities - 3.6%
Exelon Corp.	24,568	910,981
NextEra Energy, Inc.	3,108	718,321
NRG Energy, Inc.	8,030	269,246
		1,898,548
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Energy Corp.	12,199	238,368
Multi-Utilities - 1.5%
Ameren Corp.	4,659	338,942
CenterPoint Energy, Inc.	8,336	141,962
WEC Energy Group, Inc.	3,269	296,008
		776,912

TOTAL UTILITIES		2,913,828

TOTAL COMMON STOCKS
(Cost $50,092,384)		49,217,753

Nonconvertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Grifols SA Class B	6,486	133,523
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $149,850)		133,523

Money Market Funds - 5.7%
Fidelity Cash Central Fund 0.16% (b)
(Cost $2,954,354)	2,953,746	2,954,632
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $53,196,588)		52,305,908
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(294,975)
NET ASSETS - 100%		$52,010,933

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,113
Total	$3,113

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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